Columbia Variable Portfolio – Intermediate Bond Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	98,674	90,852
Total Asset-Backed Securities — Agency (Cost $99,992)			90,852

Asset-Backed Securities - Non-Agency 19.4%

ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	4,086,000	4,085,063
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	5,860,295	5,901,858
Affirm Asset Securitization Trust(a)
Series 2022-A Class 1A
05/17/2027	4.300%	4,500,000	4,471,465
Series 2023-A Class A
01/18/2028	6.610%	10,000,000	10,061,093
Series 2023-B Class 1A
09/15/2028	6.820%	16,600,000	16,845,967
Series 2023-B Class A
09/15/2028	6.820%	11,700,000	11,873,362
Ares XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month Term SOFR + 1.612% Floor 1.350% 01/15/2030	6.926%	18,020,000	17,939,234
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month Term SOFR + 1.662% 04/23/2031	6.977%	22,300,000	22,311,596
Series 2020-3A Class DR
3-month Term SOFR + 3.512% Floor 3.250% 10/23/2034	8.827%	5,000,000	5,000,155
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.979%	12,000,000	11,979,120
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	16,300,000	16,274,407
Carvana Auto Receivables Trust(a)
Series 2023-N3 Class A
09/10/2027	6.410%	4,990,080	5,010,204
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.179%	21,000,000	21,001,344
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	14,490,000	14,480,880
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	1,118,914	1,121,146
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.919%	14,617,500	14,623,274
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	5,123,930	5,125,558
Exeter Automobile Receivables Trust(c)
Series 2024-2A Class A2
05/15/2026	5.700%	12,000,000	12,000,257
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	4,100,000	4,106,754
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	3,175,411	3,160,255
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month Term SOFR + 1.612% 01/18/2031	6.910%	10,000,000	9,966,210
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	3,225,848	3,198,735
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	163,098	162,725
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.929%	11,300,000	11,265,038
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	1,021,325	1,019,625
Series 2023-2A Class A
06/15/2033	6.040%	3,185,122	3,187,359

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	5,089,000	5,065,714
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.979%	20,375,000	20,383,619
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	7.029%	45,625,000	45,530,876
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	27,500,000	26,161,663
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,065,000	2,888,685
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	3,289,980	3,272,807
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	9,405,523	9,241,379
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	2,633,449	2,607,288
Series 2022-2 Class A
01/15/2030	4.970%	2,114,182	2,103,385
Series 2023-1 Class A
07/15/2030	7.556%	7,116,241	7,147,925
Series 2023-3 Class A
12/16/2030	7.600%	9,784,861	9,853,961
Series 2023-6 Class A
06/16/2031	7.128%	15,984,491	16,041,410
Series 2024-2 Class A
08/15/2031	6.319%	4,000,000	4,005,942
Series 2024-3 Class A
10/15/2031	6.258%	7,720,000	7,728,259
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	16,697,792	16,271,577
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	8,999,127	9,094,028
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	7,798,916	7,974,952
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	11,996,923	12,078,097
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	14,444,617	14,519,699
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	11,500,000	11,530,979
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	5,750,000	5,762,575
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-5 Class AB
04/15/2031	7.277%	8,944,012	8,984,136
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class AB
03/15/2030	6.813%	1,921,977	1,931,531
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.721%	11,000,000	10,999,901
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	8,789,648	8,807,821
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	12,810,544	12,817,098
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	4,277,673	4,104,161
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	8,580,000	8,600,708
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.976%	28,000,000	27,919,472
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	7,153,753	7,137,730
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	14,506,000	14,513,584
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	6,992,000	6,821,810
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	11,000,000	10,984,872
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	6.946%	11,171,429	11,152,359
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	1,320,043	1,305,580
Series 2021-ST1 Class A
02/20/2027	2.750%	1,920,589	1,897,890
Series 2021-ST10 Class A
01/20/2030	2.250%	3,353,940	3,283,234
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	2,694,460	2,693,724
Series 2023-2 Class A
06/20/2033	6.770%	7,561,836	7,578,128
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	2,447,595	2,431,264
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	8,885,237	8,744,520
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	15,378,384	15,085,649
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	7,200,000	7,235,503
Total Asset-Backed Securities — Non-Agency (Cost $661,162,614)			660,468,179

Commercial Mortgage-Backed Securities - Agency 0.2%

FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	5,726,541	5,367,371
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,736,846)			5,367,371

Commercial Mortgage-Backed Securities - Non-Agency 4.8%

BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.534%	5,550,000	5,107,854
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month Term SOFR + 2.364% Floor 2.250% 10/15/2037	7.690%	10,581,000	10,281,315
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.240%	6,950,000	6,811,411
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.835% Floor 2.721% 11/15/2038	8.156%	8,150,000	7,254,573
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class E
02/10/2037	3.633%	10,950,000	10,351,553
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	13,925,475
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	9,749,075
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	16,000,000	5,590,435
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	1,090,050
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.177%	13,400,000	11,425,156
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.640%	6,600,000	6,075,687
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.190%	4,150,000	3,422,570
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	19,103,061
Series 2020-SFR3 Class A
10/17/2027	1.294%	7,923,041	7,424,618
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	5,795,220
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.590%	22,000,000	21,380,713
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.622%	10,469,000	10,074,141

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	6.697%	9,000,000	7,887,065
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $200,316,807)			162,749,972

Convertible Bonds 0.0%

Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	691,000	430,147
Total Convertible Bonds (Cost $669,993)			430,147

Corporate Bonds & Notes(e) 19.3%

Aerospace & Defense 1.0%
BAE Systems PLC(a)
03/26/2029	5.125%	3,832,000	3,846,104
Boeing Co. (The)
08/01/2059	3.950%	9,000,000	6,159,743
Bombardier, Inc.(a)
04/15/2027	7.875%	562,000	562,862
Bombardier, Inc.(a),(c)
07/01/2031	7.250%	113,000	113,319
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,447,000	2,463,500
Lockheed Martin Corp.
08/15/2034	4.800%	2,360,000	2,334,311
Northrop Grumman Corp.
06/01/2034	4.900%	8,580,000	8,429,972
Raytheon Technologies Corp.
03/15/2032	2.375%	8,699,000	7,174,470
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	174,000	189,784
11/15/2030	9.750%	359,000	401,635
TransDigm, Inc.(a)
08/15/2028	6.750%	551,000	559,077
03/01/2029	6.375%	778,000	780,377
03/01/2032	6.625%	795,000	803,176
Total			33,818,330
Airlines 0.1%
Air Canada(a)
08/15/2026	3.875%	398,000	380,300
American Airlines, Inc.(a)
05/15/2029	8.500%	184,000	194,314
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,376,374	1,367,128
04/20/2029	5.750%	672,779	661,813
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	707,121	665,251
United Airlines, Inc.(a)
04/15/2026	4.375%	779,000	753,336
04/15/2029	4.625%	510,000	474,450
Total			4,496,592
Automotive 0.1%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	191,000	190,279
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	187,000	189,470
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	424,000	423,714
05/15/2027	8.500%	563,000	563,755
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	440,000	463,673
Total			1,830,891
Banking 5.3%
Ally Financial, Inc.
05/21/2024	3.875%	125,000	124,610
Subordinated
11/20/2025	5.750%	765,000	759,591
Bank of America Corp.(f)
10/20/2032	2.572%	26,334,000	21,807,506
02/04/2033	2.972%	18,020,000	15,288,519
Subordinated
09/21/2036	2.482%	809,000	646,361
Citigroup, Inc.(f)
06/03/2031	2.572%	4,618,000	3,947,403
01/25/2033	3.057%	12,760,000	10,828,939
Goldman Sachs Group, Inc. (The)(f)
07/21/2032	2.383%	12,440,000	10,197,457
10/21/2032	2.650%	12,753,000	10,614,244
HSBC Holdings PLC(f)
05/24/2032	2.804%	10,006,000	8,378,019
11/22/2032	2.871%	8,411,000	7,027,118
JPMorgan Chase & Co.(f)
04/22/2032	2.580%	15,278,000	12,897,992
11/08/2032	2.545%	21,610,000	17,969,820
Morgan Stanley(f)
07/21/2032	2.239%	5,578,000	4,548,709
10/20/2032	2.511%	20,090,000	16,600,514
07/21/2034	5.424%	1,842,000	1,847,761
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2036	2.484%	1,860,000	1,470,228
PNC Financial Services Group, Inc. (The)(f)
10/20/2034	6.875%	1,658,000	1,815,247
US Bancorp(f)
06/12/2034	5.836%	2,951,000	3,008,379
Wells Fargo & Co.(f)
10/30/2030	2.879%	404,000	357,162
07/25/2034	5.557%	30,931,000	31,074,749
Total			181,210,328
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	350,000	342,039
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	357,000	369,484
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	514,000	562,468
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	228,000	216,985
Hightower Holding LLC(a)
04/15/2029	6.750%	535,000	502,431
NFP Corp.(a)
08/15/2028	4.875%	366,000	366,692
08/15/2028	6.875%	1,517,000	1,536,258
10/01/2030	7.500%	1,049,000	1,105,468
10/01/2031	8.500%	206,000	226,821
Total			5,228,646
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	571,000	534,507
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	670,000	651,264
08/01/2030	6.500%	275,000	279,202
SRS Distribution, Inc.(a)
07/01/2029	6.125%	385,000	392,711
12/01/2029	6.000%	515,000	525,866
Standard Industries, Inc.(a)
01/15/2028	4.750%	735,000	701,336
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	274,000	284,689
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	45,000	43,794
White Cap Buyer LLC(a)
10/15/2028	6.875%	594,000	582,788
Total			3,996,157
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	687,000	639,731
03/01/2030	4.750%	626,000	536,974
08/15/2030	4.500%	423,000	355,325
02/01/2031	4.250%	459,000	373,598
02/01/2032	4.750%	552,000	451,048
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,042,000	1,640,321
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	250,000	188,680
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,412,000	3,562,103
12/01/2061	4.400%	7,340,000	4,796,623
06/30/2062	3.950%	5,633,000	3,402,463
CSC Holdings LLC(a)
02/01/2028	5.375%	789,000	678,644
01/31/2029	11.750%	441,000	441,119
01/15/2030	5.750%	722,000	381,978
12/01/2030	4.125%	830,000	590,161
11/15/2031	5.000%	169,000	85,607
DISH Network Corp.(a)
11/15/2027	11.750%	1,614,000	1,648,683
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	301,000	282,210
08/01/2027	5.000%	866,000	833,751
07/01/2030	4.125%	266,000	232,549
Videotron Ltd.(a)
06/15/2029	3.625%	2,000,000	1,806,309
Virgin Media Finance PLC(a)
07/15/2030	5.000%	671,000	567,281
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	294,000	271,776
VZ Secured Financing BV(a)
01/15/2032	5.000%	768,000	659,356
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	339,000	289,924
Ziggo BV(a)
01/15/2030	4.875%	896,000	804,027
Total			25,520,241
Chemicals 0.3%
Avient Corp.(a)
08/01/2030	7.125%	403,000	413,647
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	621,000	599,371
Element Solutions, Inc.(a)
09/01/2028	3.875%	620,000	568,312

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HB Fuller Co.
10/15/2028	4.250%	821,000	761,299
Herens Holdco Sarl(a)
05/15/2028	4.750%	600,000	524,898
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	285,000	282,839
INEOS Finance PLC(a)
04/15/2029	7.500%	510,000	511,572
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	504,000	540,989
Ingevity Corp.(a)
11/01/2028	3.875%	534,000	482,429
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	408,000	341,343
Iris Holdings, Inc.(a),(g)
02/15/2026	8.750%	467,000	402,034
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	442,000	400,417
11/15/2028	9.750%	1,436,000	1,530,986
10/01/2029	6.250%	618,000	564,322
WR Grace Holdings LLC(a)
06/15/2027	4.875%	816,000	776,164
08/15/2029	5.625%	1,073,000	960,469
03/01/2031	7.375%	107,000	108,567
Total			9,769,658
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,045,000	956,699
Herc Holdings, Inc.(a)
07/15/2027	5.500%	451,000	443,210
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	456,000	465,385
03/15/2031	7.750%	176,000	184,126
Total			2,049,420
Consumer Cyclical Services 0.1%
APX Group, Inc.(a)
07/15/2029	5.750%	171,000	164,393
Arches Buyer, Inc.(a)
06/01/2028	4.250%	753,000	662,651
12/01/2028	6.125%	557,000	467,339
Match Group, Inc.(a)
06/01/2028	4.625%	1,005,000	949,238
Uber Technologies, Inc.(a)
08/15/2029	4.500%	1,999,000	1,900,960
Total			4,144,581
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Acushnet Co.(a)
10/15/2028	7.375%	272,000	281,644
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	936,000	927,282
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	135,000	116,299
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	409,000	400,861
07/15/2030	5.500%	130,000	127,297
Total			1,853,383
Diversified Manufacturing 0.2%
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	243,040
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,094,000	1,104,556
Esab Corp.(a),(c)
04/15/2029	6.250%	180,000	180,962
Gates Global LLC/Co.(a)
01/15/2026	6.250%	774,000	772,028
Madison IAQ LLC(a)
06/30/2028	4.125%	205,000	189,644
06/30/2029	5.875%	718,000	658,231
Resideo Funding, Inc.(a)
09/01/2029	4.000%	543,000	487,029
Vertical Holdco GmbH(a)
07/15/2028	7.625%	284,000	278,074
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	289,000	279,249
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	380,000	380,489
06/15/2028	7.250%	924,000	943,425
03/15/2029	6.375%	331,000	334,478
03/15/2032	6.625%	425,000	432,047
Total			6,283,252
Electric 1.1%
AEP Texas, Inc.
01/15/2050	3.450%	5,325,000	3,731,273
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	895,000	851,520
02/15/2031	3.750%	760,000	654,587
01/15/2032	3.750%	512,000	430,982
Duke Energy Corp.
08/15/2052	5.000%	3,773,000	3,421,974
Edison International
11/15/2028	5.250%	5,951,000	5,939,201
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera US Finance LP
06/15/2046	4.750%	8,426,000	6,938,858
FirstEnergy Corp.
03/01/2050	3.400%	1,926,000	1,324,089
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	631,000	625,969
10/15/2026	3.875%	96,000	89,607
09/15/2027	4.500%	989,000	926,818
01/15/2029	7.250%	406,000	415,870
NRG Energy, Inc.(a)
02/15/2029	3.375%	322,000	286,397
02/15/2031	3.625%	1,125,000	971,254
02/15/2032	3.875%	40,000	34,321
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,250,000	8,829,962
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	291,000	277,401
01/15/2030	4.750%	895,000	821,397
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	222,000	218,580
05/01/2029	4.375%	1,134,000	1,050,925
10/15/2031	7.750%	550,000	575,657
Total			38,416,642
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	481,000	472,480
08/01/2028	4.000%	612,000	564,191
06/15/2029	4.750%	402,000	377,762
01/15/2031	6.750%	586,000	600,560
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	907,000	893,635
Total			2,908,628
Finance Companies 0.2%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	508,000	524,117
GGAM Finance Ltd.(a),(c)
04/15/2029	6.875%	267,000	268,944
Navient Corp.
06/25/2025	6.750%	668,000	672,511
03/15/2031	11.500%	387,000	431,175
OneMain Finance Corp.
01/15/2027	3.500%	411,000	381,584
01/15/2029	9.000%	261,000	276,900
03/15/2030	7.875%	457,000	472,357
09/15/2030	4.000%	181,000	154,952
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	471,000	451,607
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	2,842,000	2,409,996
Springleaf Finance Corp.
11/15/2029	5.375%	26,000	24,438
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	72,000	70,064
04/15/2029	5.500%	29,000	27,444
Total			6,166,089
Food and Beverage 0.7%
Bacardi Ltd.(a)
05/15/2048	5.300%	12,645,000	11,866,401
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	118,000	119,738
Constellation Brands, Inc.
05/01/2033	4.900%	7,268,000	7,130,957
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,173,000	1,151,886
Post Holdings, Inc.(a)
01/15/2028	5.625%	550,000	540,013
09/15/2031	4.500%	521,000	468,698
02/15/2032	6.250%	293,000	295,042
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	618,000	567,293
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	977,000	864,263
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	535,000	487,215
US Foods, Inc.(a)
09/15/2028	6.875%	209,000	214,123
06/01/2030	4.625%	512,000	474,346
01/15/2032	7.250%	195,000	202,519
Total			24,382,494
Gaming 0.2%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	310,000	285,121
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,048,000	957,660
02/15/2030	7.000%	634,000	650,856
02/15/2032	6.500%	513,000	518,030
Churchill Downs, Inc.(a)
01/15/2028	4.750%	393,000	374,094
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	448,000	458,802
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,152,000	1,066,390

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		730,000	631,345
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		820,000	792,962
Scientific Games International, Inc.(a)
11/15/2029	7.250%		644,000	661,363
Total				6,396,623
Health Care 0.8%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%		692,000	657,330
Avantor Funding, Inc.(a)
07/15/2028	4.625%		574,000	543,812
11/01/2029	3.875%		727,000	655,641
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		331,000	342,310
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	1,145,000	859,002
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%		402,000	384,259
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%		423,000	389,296
04/15/2029	6.875%		489,000	366,498
05/15/2030	5.250%		936,000	763,540
02/15/2031	4.750%		493,000	380,424
01/15/2032	10.875%		245,000	253,038
Cigna Group (The)
02/15/2054	5.600%		2,585,000	2,595,040
HCA, Inc.
09/01/2030	3.500%		15,861,000	14,335,732
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%		263,000	264,186
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		520,000	473,327
10/01/2029	5.250%		1,200,000	1,134,248
Select Medical Corp.(a)
08/15/2026	6.250%		938,000	940,769
Star Parent, Inc.(a)
10/01/2030	9.000%		621,000	657,615
Surgery Center Holdings, Inc.(a),(c)
04/15/2032	7.250%		279,000	281,447
Tenet Healthcare Corp.
02/01/2027	6.250%		654,000	653,642
06/15/2028	4.625%		507,000	483,029
10/01/2028	6.125%		478,000	476,250
06/01/2029	4.250%		102,000	94,768
01/15/2030	4.375%		485,000	448,473
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	284,000	289,372
Total			28,723,048
Healthcare Insurance 1.2%
Aetna, Inc.
11/15/2042	4.125%	1,339,000	1,091,865
Centene Corp.
02/15/2030	3.375%	835,000	740,115
10/15/2030	3.000%	20,314,000	17,413,361
03/01/2031	2.500%	5,714,000	4,703,068
08/01/2031	2.625%	4,954,000	4,068,538
UnitedHealth Group, Inc.
04/15/2034	5.000%	12,834,000	12,848,542
Total			40,865,489
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	794,000	755,002
Independent Energy 0.3%
Baytex Energy Corp.(a)
04/30/2030	8.500%	688,000	717,804
Baytex Energy Corp.(a),(c)
03/15/2032	7.375%	594,000	600,310
Callon Petroleum Co.
07/01/2026	6.375%	1,124,000	1,135,948
Callon Petroleum Co.(a)
08/01/2028	8.000%	427,000	446,313
06/15/2030	7.500%	90,000	95,290
Centennial Resource Production LLC(a)
04/01/2027	6.875%	85,000	85,000
Civitas Resources, Inc.(a)
07/01/2028	8.375%	120,000	126,233
11/01/2030	8.625%	282,000	302,737
07/01/2031	8.750%	277,000	296,595
CNX Resources Corp.(a)
01/15/2029	6.000%	763,000	747,769
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,145,000	1,125,992
Comstock Resources, Inc.(a)
03/01/2029	6.750%	307,000	292,760
01/15/2030	5.875%	618,000	559,696
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	586,000	584,281
05/01/2029	5.000%	391,000	386,406
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	571,000	556,916
04/15/2030	6.000%	334,000	326,789
04/15/2032	6.250%	231,000	227,947
11/01/2033	8.375%	317,000	343,106
Matador Resources Co.
09/15/2026	5.875%	191,000	191,139
Matador Resources Co.(a)
04/15/2028	6.875%	213,000	218,059
Matador Resources Co.(a),(c)
04/15/2032	6.500%	345,000	345,602
Permian Resources Operating LLC(a)
01/15/2032	7.000%	922,000	955,812
Southwestern Energy Co.
02/01/2032	4.750%	714,000	657,336
Total			11,325,840
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	85,000	78,834
Carnival Corp.(a)
03/01/2026	7.625%	453,000	457,793
08/01/2028	4.000%	510,000	475,065
08/15/2029	7.000%	95,000	99,187
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	297,000	324,061
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	564,000	562,410
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	285,000	280,357
10/01/2028	6.500%	284,000	284,393
Cinemark USA, Inc.(a)
05/01/2025	8.750%	102,000	102,283
03/15/2026	5.875%	375,000	370,462
07/15/2028	5.250%	174,000	164,750
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	448,000	443,211
NCL Corp., Ltd.(a)
03/15/2026	5.875%	335,000	330,796
02/15/2029	7.750%	91,000	94,624
NCL Finance Ltd.(a)
03/15/2028	6.125%	181,000	178,810
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	600,000	594,204
07/15/2027	5.375%	235,000	231,612
01/15/2030	7.250%	716,000	743,231
03/15/2032	6.250%	149,000	150,155
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		492,000	498,161
Viking Cruises Ltd.(a)
07/15/2031	9.125%		198,000	216,492
Total				6,680,891
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		4,984,000	4,893,128
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
04/01/2032	6.125%		423,000	424,596
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%		354,000	355,049
Total				779,645
Media and Entertainment 0.5%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		613,000	536,504
09/15/2028	9.000%		358,000	372,907
06/01/2029	7.500%		426,000	352,379
04/01/2030	7.875%		391,000	388,644
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		793,000	748,483
iHeartCommunications, Inc.
05/01/2026	6.375%		566,350	482,203
05/01/2027	8.375%		570,906	318,025
Netflix, Inc.
05/15/2029	4.625%	EUR	2,175,000	2,479,762
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		1,018,000	980,118
01/15/2029	4.250%		245,000	222,007
03/15/2030	4.625%		347,000	311,264
02/15/2031	7.375%		127,000	133,238
Playtika Holding Corp.(a)
03/15/2029	4.250%		415,000	359,219
Roblox Corp.(a)
05/01/2030	3.875%		994,000	875,887
Univision Communications, Inc.(a)
08/15/2028	8.000%		436,000	444,326
05/01/2029	4.500%		252,000	225,041
06/30/2030	7.375%		188,000	186,028
Warnermedia Holdings, Inc.
03/15/2062	5.391%		10,736,000	8,900,761
Total				18,316,796
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%		151,000	153,852

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegheny Technologies, Inc.
10/01/2029	4.875%	129,000	121,461
10/01/2031	5.125%	525,000	486,550
Constellium SE(a)
06/15/2028	5.625%	1,310,000	1,275,016
04/15/2029	3.750%	533,000	479,947
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,108,000	1,070,667
04/01/2029	6.125%	776,000	767,121
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	74,000	69,552
06/01/2031	4.500%	351,000	311,045
Novelis Corp.(a)
11/15/2026	3.250%	321,000	299,270
01/30/2030	4.750%	713,000	657,649
08/15/2031	3.875%	387,000	332,567
Total			6,024,697
Midstream 0.8%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	280,000	281,197
CNX Midstream Partners LP(a)
04/15/2030	4.750%	603,000	536,915
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	567,000	579,063
DT Midstream, Inc.(a)
06/15/2029	4.125%	741,000	682,395
06/15/2031	4.375%	210,000	190,209
EQM Midstream Partners LP(a)
04/01/2029	6.375%	187,000	188,315
01/15/2031	4.750%	1,950,000	1,815,968
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	2,775,000	2,115,938
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	5,253,000	4,894,329
NuStar Logistics LP
10/01/2025	5.750%	462,000	460,066
06/01/2026	6.000%	923,000	920,163
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	9,325,000	7,911,477
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	629,000	602,325
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	908,000	817,434
08/15/2031	4.125%	990,000	881,642
11/01/2033	3.875%	2,258,000	1,919,926
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
06/01/2028	8.125%		225,000	229,555
06/01/2031	8.375%		670,000	691,639
02/01/2032	9.875%		177,000	190,817
Total				25,909,373
Oil Field Services 0.1%
Kodiak Gas Services LLC(a)
02/15/2029	7.250%		148,000	150,872
Nabors Industries Ltd.(a)
01/15/2026	7.250%		737,000	731,675
Nabors Industries, Inc.(a)
05/15/2027	7.375%		186,000	185,660
01/31/2030	9.125%		210,000	218,394
Transocean Aquila Ltd.(a)
09/30/2028	8.000%		464,000	476,137
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		446,000	464,162
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		435,000	439,927
Total				2,666,827
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%		170,000	160,691
Other REIT 0.2%
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	2,161,000	2,028,769
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		195,000	191,661
02/01/2027	4.250%		582,000	544,119
06/15/2029	4.750%		1,420,000	1,290,147
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		206,000	191,786
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%		106,000	109,261
02/15/2029	4.500%		269,000	251,131
04/01/2032	6.500%		263,000	263,753
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		354,000	337,182
Service Properties Trust(a)
11/15/2031	8.625%		272,000	290,317
Total				5,498,126
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		421,000	409,714
09/01/2029	4.000%		1,147,000	924,745
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canpack SA/US LLC(a)
11/15/2029	3.875%	837,000	740,901
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	170,000	167,014
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	475,000	467,579
08/15/2027	8.500%	373,000	368,508
Total			3,078,461
Pharmaceuticals 1.6%
1375209 BC Ltd.(a)
01/30/2028	9.000%	207,000	202,896
AbbVie, Inc.
03/15/2029	4.800%	8,132,000	8,149,377
03/15/2034	5.050%	1,590,000	1,609,668
Amgen, Inc.
03/02/2063	5.750%	4,068,000	4,149,927
Bausch Health Companies, Inc.(a)
10/15/2030	14.000%	72,000	42,290
Bristol-Myers Squibb Co.
02/22/2064	5.650%	12,887,000	13,269,224
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	896,000	741,469
Jazz Securities DAC(a)
01/15/2029	4.375%	637,000	593,348
Organon Finance 1 LLC(a)
04/30/2028	4.125%	311,000	289,720
04/30/2031	5.125%	683,000	604,874
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	23,722,000	23,373,184
Total			53,025,977
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	346,000	325,878
10/15/2027	6.750%	481,000	473,218
04/15/2028	6.750%	747,000	751,686
11/01/2029	5.875%	720,000	669,947
01/15/2031	7.000%	639,000	646,135
AmWINS Group, Inc.(a)
02/15/2029	6.375%	313,000	314,415
AssuredPartners, Inc.(a)
01/15/2029	5.625%	575,000	529,628
02/15/2032	7.500%	427,000	419,569
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	514,000	475,796
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	167,000	167,006
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
12/01/2029	5.625%	505,000	473,575
01/31/2032	7.375%	433,000	436,356
HUB International, Ltd.(a)
06/15/2030	7.250%	1,356,000	1,394,666
Panther Escrow Issuer LLC(a),(c)
06/01/2031	7.125%	569,000	579,151
USI, Inc.(a)
01/15/2032	7.500%	263,000	263,287
Total			7,920,313
Refining 0.0%
HF Sinclair Corp.(a)
04/15/2027	6.375%	225,000	226,323
02/01/2028	5.000%	695,000	675,523
Total			901,846
Restaurants 0.1%
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	886,000	795,264
IRB Holding Corp.(a)
06/15/2025	7.000%	1,972,000	1,974,515
Yum! Brands, Inc.
04/01/2032	5.375%	457,000	442,719
Total			3,212,498
Retailers 0.5%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	151,000	139,706
02/15/2032	5.000%	754,000	683,038
Hanesbrands, Inc.(a)
05/15/2026	4.875%	180,000	175,421
02/15/2031	9.000%	474,000	486,882
L Brands, Inc.(a)
10/01/2030	6.625%	920,000	941,385
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	230,000	240,428
Lithia Motors, Inc.(a)
01/15/2031	4.375%	205,000	183,647
Lowe’s Companies, Inc.
04/01/2062	4.450%	6,319,000	5,161,089
09/15/2062	5.800%	8,803,000	9,011,762
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	503,000	469,710
02/15/2029	7.750%	389,000	378,808
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	537,000	431,390
Total			18,303,266

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	500,000	476,370
Technology 1.0%
Broadcom, Inc.(a)
11/15/2036	3.187%	12,977,000	10,315,817
Camelot Finance SA(a)
11/01/2026	4.500%	547,000	526,282
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	72,000	74,580
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	186,000	190,014
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	364,000	336,798
07/01/2029	4.875%	802,000	741,920
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,169,000	1,121,655
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	716,000	660,606
Entegris Escrow Corp.(a)
06/15/2030	5.950%	948,000	937,096
GoTo Group, Inc.(a)
05/01/2028	5.500%	489,848	330,432
05/01/2028	5.500%	243,752	211,259
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	898,000	940,329
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	754,000	676,158
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	663,000	609,180
Iron Mountain, Inc.(a)
09/15/2027	4.875%	488,000	471,259
07/15/2030	5.250%	435,000	411,497
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	722,000	661,092
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	621,000	664,123
NCR Corp.(a)
10/01/2028	5.000%	608,000	567,113
04/15/2029	5.125%	609,000	564,602
10/01/2030	5.250%	22,000	19,942
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	790,000	747,441
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	1,895,993
01/15/2033	5.000%	4,258,000	4,159,063
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,006,000	955,290
Sabre GLBL, Inc.(a)
06/01/2027	8.625%	17,000	14,918
Seagate HDD Cayman(a)
12/15/2029	8.250%	350,000	375,821
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,048,000	1,013,079
Synaptics, Inc.(a)
06/15/2029	4.000%	461,000	414,953
UKG, Inc.(a)
02/01/2031	6.875%	677,000	689,866
Verscend Escrow Corp.(a)
08/15/2026	9.750%	978,000	981,369
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	837,000	752,775
Total			33,032,322
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	38,000	37,923
ERAC USA Finance LLC(a)
05/01/2028	4.600%	9,524,000	9,404,021
Total			9,441,944
Wireless 0.5%
Altice France Holding SA(a)
02/15/2028	6.000%	715,000	195,876
Altice France SA(a)
01/15/2028	5.500%	349,000	248,902
07/15/2029	5.125%	612,000	413,912
10/15/2029	5.500%	522,000	351,372
T-Mobile US, Inc.
02/15/2031	2.875%	15,454,000	13,439,063
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	428,000	362,578
07/15/2031	4.750%	528,000	455,147
Vmed O2 UK Financing I PLC(a),(c)
04/15/2032	7.750%	350,000	351,457
Total			15,818,307
Wirelines 0.1%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	499,000	511,038
03/15/2031	8.625%	389,000	397,162
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SAS(a)
10/15/2026	6.500%	936,000	926,417
10/15/2028	7.000%	1,377,000	1,363,246
Total			3,197,863
Total Corporate Bonds & Notes (Cost $678,623,270)			659,480,675

Foreign Government Obligations(h) 2.4%

Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	346,000	326,445
11/15/2028	8.500%	161,000	171,352
05/15/2029	4.250%	647,000	555,167
02/15/2030	9.000%	574,000	593,133
Total			1,646,097
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	3,324,000	3,426,877
Colombia 0.3%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,244,965
05/15/2049	5.200%	9,733,000	7,138,704
Total			10,383,669
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,625,046
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	1,668,628
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	4,175,361
Indonesia 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	4,100,000	4,048,080
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	782,000	704,191
Mexico 0.8%
Mexico Government International Bond
05/07/2036	6.000%	3,376,000	3,389,497
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos
09/21/2047	6.750%	15,022,000	10,002,284
01/23/2050	7.690%	4,950,000	3,554,095
01/28/2060	6.950%	13,220,000	8,729,192
Total			25,675,068
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,060,000	1,999,116
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	5,000,000	4,690,052
Qatar Petroleum(a)
07/12/2031	2.250%	5,445,000	4,555,748
Total			9,245,800
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	2,003,064
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	5,250,000	4,779,682
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	4,495,000	3,260,530
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,853,495
DP World PLC(a)
07/02/2037	6.850%	3,290,000	3,590,330
Total			6,443,825
Total Foreign Government Obligations (Cost $100,481,431)			81,085,034

Inflation-Indexed Bonds 0.2%

United States 0.2%
U.S. Treasury Inflation-Indexed Bond
10/15/2028	2.375%	8,302,800	8,502,181
Total Inflation-Indexed Bonds (Cost $8,522,662)			8,502,181

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency 39.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(i)
CMO Series 2023-46 Class SC
30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.565%	43,205,251	4,420,234
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	0.565%	49,872,095	5,279,739
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	0.564%	21,947,104	2,048,286
Federal Home Loan Mortgage Corp.(j)
08/01/2045	3.500%	11,904,900	10,961,439
10/01/2045	4.000%	2,530,104	2,377,700
Federal Home Loan Mortgage Corp.
10/01/2045- 07/01/2052	4.000%	28,003,780	26,194,080
12/01/2051- 03/01/2052	2.500%	39,751,224	33,286,853
02/01/2052- 05/01/2052	3.000%	47,944,045	41,538,347
09/01/2052- 10/01/2053	5.000%	48,316,296	47,914,134
02/01/2053- 05/01/2053	4.500%	72,920,848	69,645,556
07/01/2053- 12/01/2053	5.500%	81,307,552	81,455,980
12/01/2053	6.000%	26,518,186	27,135,746
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.467%	264,862	18,807
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.617%	873,989	88,992
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	872,457	58,009
CMO Series 4831 Class SD
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/15/2048	0.767%	6,984,646	875,067
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.615%	21,232,675	2,022,684
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	0.615%	9,963,180	1,130,771
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.617%	1,702,581	131,711
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.537%	882,184	74,628
Federal Home Loan Mortgage Corp.(i)
CMO Series 4176 Class BI
03/15/2043	3.500%	796,323	101,544
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.567%	31,524,811	3,076,405
Federal National Mortgage Association
02/01/2027- 05/01/2052	3.000%	133,750,904	116,863,568
08/01/2040	4.500%	1,190,471	1,154,116
08/01/2043- 09/01/2052	3.500%	166,529,092	150,439,467
05/01/2048- 08/01/2052	4.000%	113,266,287	106,557,918
09/01/2053	5.000%	16,157,504	15,962,806
10/01/2053	5.500%	24,430,301	24,547,818
CMO Series 2017-72 Class B
09/25/2047	3.000%	10,375,370	9,345,001
Federal National Mortgage Association(j)
05/01/2044- 02/01/2048	4.000%	12,310,528	11,682,110
06/01/2044	4.500%	3,964,193	3,887,796
10/01/2051	2.500%	37,232,706	30,880,802
Federal National Mortgage Association(i)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	442,637	12,186
CMO Series 2021-3 Class TI
02/25/2051	2.500%	54,183,809	9,101,542
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(i)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.465%	1,636,593	143,490
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.715%	2,154,132	251,961
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.565%	1,191,335	130,022
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.565%	7,942,307	859,954
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.565%	18,406,061	2,124,917
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.715%	8,720,260	1,161,037
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	0.665%	8,058,341	954,076
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.715%	7,217,336	727,944
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.715%	14,263,166	1,856,850
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.765%	9,350,793	1,053,993
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.765%	7,399,472	898,592
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.715%	13,121,639	1,368,544
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.615%	28,325,214	2,850,791
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.615%	21,153,999	2,367,207
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.615%	16,205,306	2,194,680
Freddie Mac REMICS(i)
CMO Series 5152 Class XI
11/25/2050	2.500%	56,299,591	6,844,499
CMO Series 5287 Class NI
05/25/2051	3.500%	26,945,828	5,016,623
Freddie Mac REMICS(b),(i)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	0.630%	23,844,238	1,366,664
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	0.617%	27,649,028	2,763,119
Government National Mortgage Association(j)
04/20/2048	4.500%	7,281,729	7,093,199
Government National Mortgage Association
08/20/2053	6.000%	11,823,803	12,067,972
Government National Mortgage Association(i)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,836,964	318,115
CMO Series 2020-175 Class KI
11/20/2050	2.500%	52,883,571	7,204,609

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-191 Class UG
12/20/2050	3.500%	30,368,108	5,276,401
CMO Series 2021-119 Class QI
07/20/2051	3.000%	30,299,932	4,803,636
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	39,321,675	6,390,067
CMO Series 2021-16 Class KI
01/20/2051	2.500%	36,908,482	5,030,434
CMO Series 2021-179 Class IB
09/20/2051	3.000%	37,213,602	5,905,233
Government National Mortgage Association(b),(i)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.757%	9,651,187	896,118
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.757%	11,860,483	1,322,216
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.757%	4,886,406	502,029
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	0.707%	7,051,247	779,642
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.757%	6,720,252	692,745
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.757%	8,426,940	857,605
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	0.807%	11,240,447	908,124
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.757%	8,793,829	868,512
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.707%	6,056,560	579,294
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.757%	17,074,490	1,919,468
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.707%	14,366,534	1,433,073
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.757%	8,735,052	831,009
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.757%	8,870,755	862,645
CMO Series 2018-97 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.757%	8,771,094	694,580
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	0.557%	13,966,278	1,346,147
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.707%	10,206,036	1,003,500
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.707%	10,660,990	1,071,878
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.607%	10,518,093	1,045,516
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.707%	9,686,628	985,106
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.707%	13,901,858	1,589,978
CMO Series 2019-99 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.607%	28,727,011	2,908,863
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	0.857%	17,189,535	2,117,938
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.607%	7,230,489	750,369
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.607%	28,012,012	2,782,091
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.707%	10,410,659	1,047,730
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	0.981%	29,279,100	3,822,791
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	0.657%	43,851,986	4,452,038
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.181%	26,196,877	2,724,347
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.757%	24,215,071	2,877,901
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	0.681%	36,993,043	1,151,978
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.181%	61,800,085	3,853,810
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	0.607%	41,843,062	4,372,299
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.607%	42,375,393	4,275,919
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	0.657%	37,876,213	3,798,954
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	0.531%	38,932,841	2,915,474
Government National Mortgage Association TBA(c)
04/18/2054	4.000%	57,000,000	53,334,280
04/18/2054	4.500%	24,000,000	23,059,892
04/18/2054	5.000%	102,000,000	100,241,190
Uniform Mortgage-Backed Security TBA(c)
04/16/2039	3.000%	66,000,000	61,422,680
04/16/2039	3.500%	8,000,000	7,603,639
04/11/2054	4.500%	13,000,000	12,378,891
04/11/2054	5.500%	22,250,000	22,139,557
04/11/2054	6.000%	73,000,000	73,664,588
Total Residential Mortgage-Backed Securities - Agency (Cost $1,431,099,805)			1,347,182,875

Residential Mortgage-Backed Securities - Non-Agency 15.4%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	7,846,950	7,619,346

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A&D Mortgage Trust(a),(d)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	11,089,802	11,117,839
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	1,838,533	1,697,609
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,621,597
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,479,900	4,414,521
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,755,563	1,628,656
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-A Class A1
10/25/2059	4.991%	9,582,064	9,442,506
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	1,791,104	1,741,860
BVRT Financing Trust(a),(b),(k)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	19,725,125	19,725,125
CAFL Issuer LLC(a),(d)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	6,340,000	6,082,241
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	12,864,622	11,897,460
CMO Series 2022-5 Class A1
01/25/2058	6.000%	9,279,150	9,154,299
CMO Series 2023-3 Class A1
07/25/2058	7.100%	16,174,353	16,230,565
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	1,889,640	1,799,597
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	1,708,043	1,664,096
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,750,294	3,604,219
CMO Series 2021-3 Class A1
09/27/2066	0.956%	10,163,196	7,969,849
CMO Series 2021-3 Class A2
09/27/2066	1.162%	4,205,461	3,343,893
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	5,829,233
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.540%	6,269,298	6,333,458
CMO Series 2022-NQM5 Class M1
05/25/2067	5.169%	6,477,700	5,919,769
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,866,030	4,979,456
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,096,754
FIGRE Trust(a),(d)
CMO Series 2023-HE3 Class B
01/25/2042	7.507%	3,766,549	3,819,651
Figure Line of Credit Trust(a),(d)
CMO Series 2020-1 Class A
09/25/2049	4.040%	1,641,876	1,576,987
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.970%	4,204,385	4,225,549
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	7.170%	8,250,000	8,287,519
CMO Series 2023-HQA1 Class M1B
30-day Average SOFR + 3.500% 05/25/2043	8.820%	13,700,000	14,445,480
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.070%	10,256,000	10,822,184
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.470%	6,803,949	6,885,341
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
30-day Average SOFR + 0.114% 10/25/2032	5.435%	2,781,020	2,768,759
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	7,713,573	7,123,992
GCAT Trust(a),(d)
CMO Series 2019-NQM3 Class A3
11/25/2059	4.043%	3,249,958	3,061,260
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	4,829,742	4,395,405
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	3,741,285
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	5,622,131
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.170%	5,647,861	5,682,262
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	4,078,648	3,444,730
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	12,475,721	12,045,933
MFA Trust(a),(d)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	8,434,958
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	10,077,550	10,208,320
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	4,754,888	4,395,665
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,964,983	3,800,578
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
30-day Average SOFR + 2.064% Floor 1.950% 07/25/2029	7.385%	4,577,015	4,585,133
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.370%	1,605,873	1,608,562
OBX Trust(a),(d)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	5,968,557	4,629,858
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.197%	4,662,332	4,679,077
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	11,766,483	11,159,774
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	5,227,213	5,135,209
CMO Series 2021-3 Class A1
04/25/2026	1.867%	7,844,045	7,642,881
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-7 Class A1
08/25/2026	1.867%	7,601,203	7,314,158
CMO Series 2021-8 Class A1
09/25/2026	1.743%	8,771,843	8,396,092
PRET LLC(a),(d)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	12,560,435	12,578,012
PRET LLC(a),(d),(k),(l)
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	15,100,000	15,099,991
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	5,590,959	5,433,574
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	5,438,397	5,225,363
PRKCM Trust(a),(d)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	4,443,517
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	5,593,176	5,012,781
PRPM Trust(a),(d)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	5,299,547	5,302,364
RCO Mortgage LLC(a),(d)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	10,558,492	10,526,927
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	204,348	198,474
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	556,453	538,892
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,251,032
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	7,398,525	7,198,943
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,503,722
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,007,695	2,439,288
CMO Series 2022-2 Class A1
02/25/2067	3.140%	3,555,880	3,299,360

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	4,995,849	4,947,750
Towd Point Mortgage Trust(a),(d)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	19,888,166
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
1-month Term SOFR + 2.714% Floor 2.600% 10/25/2033	8.044%	981,057	981,548
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	8,578,899	8,368,313
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	11,068,131	10,726,741
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	13,739,056	13,392,819
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	6,818,505	6,648,207
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,298,339	1,255,855
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	2,566,475	2,481,197
CMO Series 2020-1 Class A3
01/25/2060	3.724%	7,279,584	6,878,140
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,715,175	2,248,463
CMO Series 2021-5 Class A3
09/25/2066	1.373%	5,139,438	4,277,390
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,446,912
CMO Series 2021-7 Class A3
10/25/2066	2.240%	8,326,475	7,015,220
CMO Series 2023-1 Class M1
12/25/2067	6.958%	15,257,000	15,342,146
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,695,935	1,608,281
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $552,694,183)			526,412,069

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(m)
Tranche I Term Loan
3-month Term SOFR + 3.250% 08/24/2028	8.598%	350,000	351,095
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(m)
Term Loan
6-month Term SOFR + 3.500% 06/04/2029	8.869%	350,000	350,875
Air Canada(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/14/2031	7.833%	250,000	250,158
United Airlines, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/22/2031	8.076%	107,225	107,208
Total			708,241
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.918%	350,000	350,437
First Brands Group LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.574%	350,000	349,853
Total			700,290
Brokerage/Asset Managers/Exchanges 0.1%
AlixPartners LLP(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.941%	349,100	349,383
Aretec Group, Inc.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 4.500% 08/09/2030	9.926%	350,000	351,750
Citadel Securities LP(b),(m)
Term Loan
1-month Term SOFR + 2.250% 07/29/2030	7.576%	233,333	233,028
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hightower Holding LLC (b),(m)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 04/21/2028	9.586%	349,105	349,105
VFH Parent LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% 01/13/2029	8.426%	350,000	349,016
Total			1,632,282
Building Materials 0.1%
Foundation Building Materials, Inc.(b),(m),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.824%	350,000	350,119
GYP Holdings III Corp. (b),(m),(n)
1st Lien Term Loan
1-month Term SOFR + 2.250% 05/12/2030	8.333%	350,000	349,783
Hunter Douglas Holding BV(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.824%	350,000	345,352
LBM Acquisition LLC(b),(m),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/17/2027	9.176%	350,000	349,171
QUIKRETE Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 2.625% 02/01/2027	8.066%	349,089	349,190
SRS Distribution, Inc.(b),(m),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 06/02/2028	8.676%	350,000	351,620
Standard Building Solutions, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 09/22/2028	7.685%	348,589	348,589
White Cap Supply Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	9.076%	349,109	350,017
Total			2,793,841
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
UPC Financing Partnership(b),(m)
Tranche AX Term Loan
1-month Term SOFR + 3.000% 01/31/2029	8.432%	350,000	348,250
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.940%	350,000	344,445
Total			692,695
Chemicals 0.1%
Axalta Coating Systems (b),(m),(n)
Tranche B5 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/20/2029	7.837%	350,000	350,221
Ineos Quattro Holdings UK Ltd.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	9.676%	350,000	348,471
Ineos US Finance LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% 02/07/2031	9.080%	350,000	350,290
Olympus Water US Holding Corp.(b),(m)
Term Loan
3-month Term SOFR + 3.750% 11/09/2028	9.360%	349,107	349,020
Windsor Holdings III LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/01/2030	9.326%	349,125	349,781
WR Grace Holdings LLC(b),(m)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.360%	842,800	842,800
Total			2,590,583
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.191%	462,589	453,656
APX Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 07/10/2028	8.686%	350,000	350,739

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.680%	349,098	337,801
Conservice Midco LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/13/2027	9.326%	350,000	350,770
Corporation Service Co.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/02/2029	8.076%	278,759	279,108
Cushman & Wakefield US Borrower LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	8.676%	349,120	347,811
Fleet Midco I Ltd.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750% 02/21/2031	8.580%	116,667	116,667
Prime Security Services Borrower LLC(b),(m),(n)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 10/13/2030	7.827%	350,000	350,000
Rosen Group(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 02/24/2031	8.812%	347,110	347,544
Sotheby’s(b),(m)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 01/15/2027	10.076%	269,105	263,499
Uber Technologies, Inc.(b),(m)
Term Loan
3-month Term SOFR + 2.750% 03/03/2030	8.135%	350,000	351,351
Total			3,548,946
Consumer Products 0.1%
Amer Sports Co.(b),(m)
Term Loan
3-month Term SOFR + 3.250% 02/17/2031	8.576%	324,719	324,719
Bombardier Recreational Products, Inc.(b),(m),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	8.076%	350,000	349,874
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Recess Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 02/20/2030	9.843%	350,000	351,096
Topgolf Callaway Brands Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	8.926%	300,000	300,063
Total			1,325,752
Diversified Manufacturing 0.1%
Barnes Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.500% 09/03/2030	7.826%	350,000	350,175
CD&R Hydra/STS Operating(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 4.000% 03/25/2031	9.420%	107,955	108,158
EMRLD Borrower LP(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/31/2030	7.813%	450,345	449,895
Husky Injection Molding(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 5.000% 02/01/2029	10.335%	363,450	364,206
Madison IAQ LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% 06/21/2028	8.685%	349,103	348,376
TK Elevator Midco GmbH(b),(m)
Tranche B1 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 07/30/2027	9.081%	350,000	351,022
WEC US Holdings Ltd.(b),(m)
Term Loan
1-month Term SOFR + 2.750% 01/27/2031	8.076%	332,745	332,262
Total			2,304,094
Electric 0.0%
Calpine Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.000% 01/13/2031	7.338%	350,000	347,848
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EFS Cogen Holdings I LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/01/2027	9.110%	241,346	241,397
Vistra Operations Co. (b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/30/2031	8.079%	83,334	83,333
Total			672,578
Environmental 0.0%
Covanta Holdings Corp. (b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.826%	325,206	324,191
Tranche C Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.826%	24,794	24,717
Total			348,908
Food and Beverage 0.0%
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B7 Term Loan
1-month Term SOFR + 2.250% 04/06/2028	7.582%	350,000	349,783
Primary Products Finance LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.790%	350,000	349,625
Triton Water Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/31/2028	8.860%	350,000	346,021
Total			1,045,429
Gaming 0.1%
Caesars Entertainment, Inc.(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 02/06/2031	8.040%	257,895	257,895
Entain PLC(b),(m),(n)
Tranche B2 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/31/2029	8.948%	350,000	351,239
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	9.326%	350,000	350,658
Flutter Entertainment PLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 11/25/2030	7.698%	350,000	349,811
HRNI Holdings LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.748%	350,000	343,875
Ontario Gaming GTA LP(b),(m),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	9.598%	311,165	312,111
Penn Entertainment, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	8.176%	350,000	350,133
Scientific Games Holdings LP(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 04/04/2029	8.580%	350,000	349,720
Total			2,665,442
Health Care 0.1%
Medline Borrower LP(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	8.058%	550,000	551,182
Parexel International, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/15/2028	8.691%	350,000	350,672
Select Medical Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.326%	336,772	336,984
Star Parent, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	9.309%	350,000	347,638

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% 12/19/2030	8.820%	350,000	351,411
Upstream Newco, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.824%	349,102	327,720
Total			2,265,607
Independent Energy 0.0%
Hamilton Projects Acquiror LLC(b),(m)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 06/17/2027	9.941%	300,000	300,657
Leisure 0.1%
Alterra Mountain Co.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 08/17/2028	8.941%	398,977	400,142
Carnival Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 08/09/2027	8.318%	398,995	399,246
Cinemark USA, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/24/2030	9.098%	350,000	351,096
Formula One Management Ltd.(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/15/2030	7.598%	350,000	350,088
Merlin Entertainment(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	8.832%	303,371	302,688
UFC Holdings LLC(b),(m)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.336%	349,006	349,442
Total			2,152,702
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Hilton Grand Vacations Borrower LLC(b),(m),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/02/2028	8.191%	350,000	350,221
Playa Resorts Holding BV(b),(m)
Term Loan
1-month Term SOFR + 3.250% 01/05/2029	8.570%	350,000	350,801
Total			701,022
Media and Entertainment 0.1%
AppLovin Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/25/2028	7.830%	350,000	349,611
Cengage Learning Acquisitions, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 1.000% 03/18/2031	9.579%	250,000	249,453
Creative Artists Agency LLC(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 11/27/2028	8.830%	350,000	350,388
Dotdash Meredith, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.428%	350,000	346,353
E.W. Scripps Co. (The)(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/07/2028	8.441%	350,000	333,036
Playtika Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.191%	350,000	350,035
StubHub Holdco Sub LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 5.000% 03/15/2030	10.075%	228,390	228,294
Univision Communications, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.691%	349,110	347,874
Total			2,555,044
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.0%
CQP Holdco LP(b),(m)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/31/2030	8.348%	350,000	351,001
Oryx Midstream Services Permian Basin LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	8.437%	350,000	351,064
Whitewater DBR Holdco LLC(b),(m),(n)
Term Loan
1-month Term SOFR + 2.750% 03/03/2031	8.125%	311,364	311,753
Total			1,013,818
Other Financial Institutions 0.1%
19th Holdings Golf LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.674%	350,000	341,033
Freeport LNG Investments LLLP(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.079%	398,974	395,755
GIP Pilot Acquisition Partners LP(b),(m)
Term Loan
3-month Term SOFR + 3.000% 10/04/2030	8.327%	350,000	350,787
IGT Holding IV AB/IFS(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.972%	350,000	350,438
Total			1,438,013
Other Industry 0.0%
Artera Services LLC(b),(m)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.809%	83,051	83,300
KBR, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/17/2031	7.576%	425,000	425,531
Total			508,831
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Charter Next Generation, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/01/2027	8.826%	300,000	300,444
Clydesdale Acquisition Holdings, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.675% Floor 0.500% 04/13/2029	9.101%	350,000	350,360
Pactiv Evergreen, Inc.(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/24/2028	8.691%	350,000	351,022
Total			1,001,826
Pharmaceuticals 0.0%
Jazz Pharmaceuticals PLC(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/05/2028	8.445%	349,004	350,749
Sunshine Luxembourg VII SARL(b),(m)
Tranche B3 Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 10/01/2026	8.948%	350,000	349,125
Total			699,874
Property & Casualty 0.1%
AssuredPartners, Inc.(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.823%	350,000	350,329
Asurion LLC(b),(m)
Tranche B9 Term Loan
1-month Term SOFR + 3.250% 07/31/2027	8.691%	350,000	335,689
Broadstreet Partners, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750% 01/27/2029	9.080%	350,000	350,700
Hub International Ltd.(b),(m)
Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 06/20/2030	8.574%	350,000	350,063

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(m)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	9.076%	350,000	350,535
Truist (McGriff) Insurance Services, Inc.(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 03/24/2031	8.568%	247,222	246,809
Total			1,984,125
Restaurants 0.0%
1011778 BC ULC(b),(m)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.580%	349,125	348,776
IRB Holding Corp.(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.176%	350,000	349,923
Whatabrands LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/03/2028	8.691%	450,000	449,977
Total			1,148,676
Retailers 0.0%
Great Outdoors Group LLC(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.191%	398,977	398,921
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/19/2027	8.191%	350,000	349,640
PetSmart LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.176%	349,105	347,869
Total			1,096,430
Technology 0.3%
Adeia, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500% 06/08/2028	8.941%	326,642	326,642
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.926%	782,040	776,863
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.176%	475,000	466,540
athenahealth Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.580%	349,112	345,348
Barracuda Parent LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.813%	349,116	346,760
Boost Newco Borrower LLC(b),(m)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 01/31/2031	8.309%	350,000	350,948
Camelot US Acquisition LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	8.076%	350,000	349,738
Central Parent LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.000% 07/06/2029	9.309%	400,000	401,020
Cloud Software Group, Inc.(b),(m)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.500% 09/29/2028	9.948%	448,728	446,547
Cloudera, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	9.176%	349,109	347,364
DCert Buyer, Inc.(b),(m)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.326%	263,333	236,423
Dun & Bradstreet Corp. (The)(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	8.074%	350,000	349,836
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ellucian Holdings, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/09/2029	8.930%	350,000	351,312
Genesys Cloud Services Holdings I LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	9.191%	71,591	71,815
Genesys Telecom(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 12/01/2027	8.827%	23,077	23,120
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(m)
Term Loan
3-month Term SOFR + 3.750% 07/18/2030	9.075%	214,846	212,564
Idemia Group SAS(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 09/30/2028	4.250%	350,000	351,750
Idera, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 03/02/2028	9.206%	349,100	347,229
Ingram Micro, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 06/30/2028	8.610%	350,000	350,437
Lummus Technology Holdings V LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.945%	178,394	178,506
McAfee Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	9.178%	350,000	348,884
Mitchell International, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	9.191%	349,109	349,092
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MKS Instruments, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/17/2029	7.824%	345,674	345,387
Nielsen Consumer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	11.576%	349,121	346,610
Open Text Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	8.176%	332,370	332,749
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.180%	448,818	447,979
Proofpoint, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/31/2028	8.695%	350,000	350,004
Sovos Compliance LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.941%	349,108	345,578
UKG, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/10/2031	8.814%	362,197	363,918
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.680%	604,724	609,006
Ultra Clean Holdings (b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 02/28/2028	8.829%	153,902	153,999
Verscend Tech(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 02/24/2031	3.250%	350,000	349,125
Total			10,973,093

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.0%
Brown Group Holding LLC(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/02/2029	8.313%	350,000	349,825
First Student Bidco, Inc.(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.610%	191,815	191,416
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.610%	58,185	58,064
Total			599,305
Wireless 0.0%
Crown Subsea Communications Holdings, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 01/30/2031	10.067%	350,000	351,750
Total Senior Loans (Cost $50,294,805)			50,170,949

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
08/15/2025	2.000%	30,000,000	28,870,312
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2045	2.875%	7,608,500	5,922,742
Total U.S. Treasury Obligations (Cost $36,183,401)			34,793,054

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $5,955,000)	5,721,330

Put Option Contracts Purchased 0.0%

(Cost $1,645,000)	1,757,315

Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(o),(p)	219,784,165	219,740,208
Total Money Market Funds (Cost $219,735,308)		219,740,208
Total Investments in Securities (Cost: $3,953,221,117)		3,763,952,211
Other Assets & Liabilities, Net		(351,411,395)
Net Assets		3,412,540,816
At March 31, 2024, securities and/or cash totaling $46,088,957 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,493,000 EUR	4,892,949 USD	Citi	04/26/2024	41,003	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,847	06/2024	USD	537,032,453	2,130,561	—
U.S. Treasury 5-Year Note	7,330	06/2024	USD	784,424,531	2,076,904	—
U.S. Treasury Ultra 10-Year Note	137	06/2024	USD	15,701,484	71,497	—
U.S. Treasury Ultra Bond	1,556	06/2024	USD	200,724,000	1,960,129	—
Total					6,239,091	—

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(1,409)	06/2024	EUR	(187,932,420)	—	(2,443,189)
U.S. Long Bond	(534)	06/2024	USD	(64,313,625)	—	(722,909)
U.S. Treasury 2-Year Note	(2,552)	06/2024	USD	(521,844,128)	343,256	—
Total					343,256	(3,166,098)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	50,000,000	50,000,000	4.00	11/06/2024	1,500,000	1,834,270
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	100,000,000	100,000,000	3.75	11/29/2024	3,170,000	2,641,030
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.80	09/20/2024	1,285,000	1,246,030
Total							5,955,000	5,721,330

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	175,000,000	175,000,000	3.90	08/06/2024	1,645,000	1,757,315

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	1,169,783	(3,000)	2,216,604	—	—	(1,049,821)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	1,540,433	(2,600)	2,085,934	—	—	(548,101)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	480,911	(1,233)	546,530	—	—	(66,852)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	3,277,418	(5,667)	668,790	—	2,602,961	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	480,910	(1,233)	120,830	—	358,847	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	771,157	(1,333)	225,106	—	544,718	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	1,141,603	(2,583)	1,774,507	—	—	(635,487)
Total							8,862,215	(17,649)	7,638,301	—	3,506,526	(2,300,261)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	108,309,000	(432,696)	—	—	—	(432,696)

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.424	USD	10,000,000	(1,927,893)	3,333	—	(2,087,838)	163,278	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.424	USD	10,000,000	(1,927,892)	3,333	—	(1,617,309)	—	(307,250)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	28.230	USD	10,000,000	(1,096,311)	3,333	—	(1,983,781)	890,803	—
Total								(4,952,096)	9,999	—	(5,688,928)	1,054,081	(307,250)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $1,565,655,927, which represents 45.88% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Valuation based on significant unobservable inputs.
(l)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $15,099,991, which represents 0.44% of total net assets.

(m)
The stated interest rate represents the weighted average interest rate at March 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(p)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	211,498,777	312,090,683	(303,850,106)	854	219,740,208	(2,781)	2,899,410	219,784,165
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Intermediate Bond Fund  | First Quarter Report 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7012_12_C01_(05/24)